Schedule of remaining contractual maturity for financial liabilities (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Bank loans	$ 6,917,393	$ 53,840,145	$ 62,185,724
Lease liabilities	7,715,451	60,051,675	74,417,038
Trade payables	1,614,675	12,567,498	16,656,904
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Bank loans		9,929,265	10,013,806
Loans from related companies			16,802,118
Amounts due to directors			42,573,611
Amounts due to related companies		402,561	165,724
Lease liabilities		34,049,654	41,371,011
Trade payables		12,567,498	16,657,404
Other payables		9,533,568	5,740,176
Total	8,541,691	66,482,546	133,323,850
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Bank loans		39,717,059	40,055,223
Loans from related companies		42,066,921	24,606,150
Amounts due to directors		48,854,141
Amounts due to related companies
Lease liabilities		29,626,146	38,337,962
Trade payables
Other payables
Total	20,590,786	160,264,267	102,999,335
Later than five years [member]
IfrsStatementLineItems [Line Items]
Bank loans		18,665,748	28,845,729
Loans from related companies		7,203,202	5,379,624
Amounts due to directors
Amounts due to related companies
Lease liabilities
Trade payables
Other payables
Total	3,323,648	25,868,950	34,225,353
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Bank loans		68,312,072	78,914,758
Loans from related companies		49,270,123	46,787,892
Amounts due to directors		48,854,141	42,573,611
Amounts due to related companies		402,561	165,724
Lease liabilities		63,675,800	79,708,973
Trade payables		12,567,498	16,657,404
Other payables		9,533,568	5,740,176
Total	$ 32,456,125	$ 252,615,763	$ 270,548,538